Restricted Share Units - Schedule of Restricted Share Units (Details) (10-K/A)	12 Months Ended
	Jun. 30, 2020 $ / shares shares
Number of shares, Unvested, Beginning balance | shares
Number of shares, Granted | shares	600,000	[1],[2]
Number of shares, Unvested, Ending balance | shares	600,000
CAD [Member]
Weighted average grant date fair value per share, Unvested, Beginning balance | $ / shares
Weighted average grant date fair value per share, Granted | $ / shares	0.40	[1],[2]
Weighted average grant date fair value per share, Unvested, Ending balance | $ / shares	$ 0.40

[1]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these RSUs results in stock-based compensation of $8,274 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these RSUs results in stock-based compensation of $17,384 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.